Property and Equipment	12 Months Ended
Nov. 30, 2014
Property and Equipment
Property and Equipment

8. Property and Equipment

        Property and equipment consisted of the following (in thousands):

	Useful lives (years)	November 30, 2014	November 30, 2013
Computer and equipment	3 - 7	$1,726	$1,639
Furniture and fixtures	3 - 7	1,759	2,361
Leasehold improvements, primarily retail	5 - 10	2,713	3,798

		6,198	7,798
Less accumulated depreciation		(3,301)	(3,102)

Net property and equipment		$2,897	$4,696

        Depreciation expenses from continuing operations aggregated $1,300,000, $929,000 and $565,000 for fiscal 2014, 2013 and 2012, respectively.